Fees Summary	Feb. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,216,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,564.07
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,564.07
Narrative - Max Aggregate Offering Price	$ 10,216,000.00
Final Prospectus	true